3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

May 15, 2018

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Managed Duration Investment Grade Municipal Fund (the “Fund”) File No. 811-21359 Preliminary Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of the Fund, in connection with a Special Meeting of Shareholders of the Fund to be held on or about July 12, 2018 (the “Meeting”). Pursuant to Rule 14(a)-6(d) under the Securities Exchange Act of 1934, the Fund anticipates that the definitive proxy materials will be sent on or about May 30, 2018 to shareholders of record on April 13, 2018.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

/s/ John P. Falco

John P. Falco

cc:	John M. Ford, Esq.

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